Business Acquisitions (Tables)	12 Months Ended
May 31, 2019
Pro Froma Result from Operation	These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of June 1, 2017 and 2018, nor is it indicative of future operating results.

	For the years ended May 31,
	2018	2019
	(unaudited)	(unaudited)
	US$	US$
Pro forma net revenues	2,451,735	3,100,364
Pro forma net income attributable to New Oriental Education and Technology Group Inc.	296,697	238,794
Pro forma net income per share – basic	1.88	1.51
Pro forma net income per share – diluted	1.87	1.50

Hangzhou Shengshen [Member]
Purchase Price Allocation
The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	3,571
Other current assets	704
Property and equipment	1,148	1-5 years
Intangible assets
Trademark	1,713	5 years
Student base	2,164	3 years
Goodwill	9,809
Deferred revenue	(5,566)
Other current liabilities	(1,562)
Deferred tax liabilities	(969)

Total	11,012

Suzhou Hongyi [Member]
Purchase Price Allocation
The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	1,321
Other current assets	2,020
Property and equipment	402	1-5 years
Intangible assets
Trademark	1,845	5 years
Student base	4,656	3 years
Goodwill	37,860
Other current liabilities	(3,871)
Deferred tax liabilities	(1,625)
Total	42,608

Asia Pacific Montessori Education Co Ltd [Member]
Purchase Price Allocation
The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	1,269
Other current assets	695
Property and equipment	251	1-5 years
Intangible assets
Trademark	2,085	5 years
Student base	1,064	3 years
Goodwill	17,043
Other non-current assets	2,086
Other current liabilities	(4,189)
Deferred tax liabilities	(787)
Fair value of the 35% investment	(6,917)
Total	12,600